Net Income (Loss) Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Restricted Share Awards [Member]	Aug. 31, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]	Aug. 13, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]	Apr. 30, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]	Apr. 23, 2013 Restricted Share Awards [Member] 2006 Share Incentive Plan [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of restricted shares, granted						330,620	13,500	13,500	317,120	317,120
Noncumulative dividend percentage	8.00%
Noncumulative dividend of preferred shares	$ 2,594	$ 2,594	$ 3,459	$ 3,459
Undistributed earnings attributable to preferred shares and unvested restricted shares	11,057	9,444	11,653	289
Net income allocated to participating preferred shares and unvested restricted shares	926	847	1,059	22	0
Undistributed earnings re-allocated to ordinary shares	$ 926	$ 847	$ 1,059	$ 22